Note 5 - Leases - Maturities of Operating and Finance Lease (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Fiscal 2024, operating lease	$ 134
Fiscal 2024, finance leases	109
Fiscal 2025, operating lease	80
Fiscal 2025, finance leases	54
Fiscal 2026, operating lease	75
Fiscal 2026, finance leases	0
Fiscal 2027, operating lease	75
Fiscal 2027, finance leases	0
Fiscal 2028 and beyond, operating lease	1,237
Fiscal 2028 and beyond, finance leases	0
Operating lease, Total undiscounted lease payments	1,601
Finance lease, Total undiscounted lease payments	163
Operating lease, Less: imputed interest	(332)
Finance lease, Less: imputed interest	(2)
Present value of lease liability, finance lease	161
Accrued Expense and Other Noncurrent Liabilities [Member]
Present value of lease liability, operating lease	$ 1,269